Schedule of Investments(a)
January 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.85%
Aerospace & Defense–1.81%
Airbus SE (France)	56,696	$9,806,788
Howmet Aerospace, Inc.	143,985	18,225,621
		28,032,409
Application Software–2.25%
Salesforce, Inc.	69,612	23,786,420
ServiceTitan, Inc.(b)	21,303	2,189,309
Unity Software, Inc.(b)(c)	405,308	8,997,838
		34,973,567
Asset Management & Custody Banks–0.60%
Blue Owl Capital, Inc.	358,372	9,321,256
Automobile Manufacturers–0.98%
Tesla, Inc.(b)	37,614	15,218,624
Biotechnology–0.51%
Ascendis Pharma A/S, ADR (Denmark)(b)	60,961	7,965,164
Broadline Retail–5.20%
Amazon.com, Inc.(b)	339,204	80,622,007
Cable & Satellite–1.22%
Comcast Corp., Class A	562,651	18,938,833
Cargo Ground Transportation–0.50%
J.B. Hunt Transport Services, Inc.	45,073	7,717,399
Construction Materials–0.87%
CRH PLC	135,483	13,416,881
Consumer Finance–1.50%
American Express Co.	51,042	16,203,283
Discover Financial Services	34,817	7,001,350
		23,204,633
Consumer Staples Merchandise Retail–2.07%
Walmart, Inc.	327,083	32,106,467
Diversified Banks–4.01%
JPMorgan Chase & Co.	165,121	44,136,843
U.S. Bancorp	377,844	18,053,387
		62,190,230
Diversified Financial Services–1.10%
Equitable Holdings, Inc.	313,841	17,079,227
Electric Utilities–0.77%
PPL Corp.	356,184	11,967,782
Electrical Components & Equipment–3.73%
Emerson Electric Co.	141,513	18,389,614
Hubbell, Inc.	39,491	16,705,088
Regal Rexnord Corp.	78,461	12,454,115
Rockwell Automation, Inc.	37,023	10,308,314
		57,857,131
Electronic Equipment & Instruments–0.63%
Keysight Technologies, Inc.(b)	55,036	9,815,671
Shares		Value
Health Care Distributors–0.80%
Cencora, Inc.	48,693	$12,378,247
Health Care Equipment–2.57%
Becton, Dickinson and Co.	43,243	10,706,967
Boston Scientific Corp.(b)	167,022	17,096,372
Zimmer Biomet Holdings, Inc.	110,593	12,107,721
		39,911,060
Health Care Facilities–0.88%
Tenet Healthcare Corp.(b)	96,510	13,597,294
Health Care Supplies–0.56%
Cooper Cos., Inc. (The)(b)	90,667	8,753,899
Home Improvement Retail–1.03%
Lowe’s Cos., Inc.	61,415	15,970,357
Homebuilding–0.62%
D.R. Horton, Inc.	67,400	9,564,060
Hotels, Resorts & Cruise Lines–2.13%
Royal Caribbean Cruises Ltd.	70,099	18,688,393
Wyndham Hotels & Resorts, Inc.	136,348	14,319,267
		33,007,660
Household Products–1.49%
Procter & Gamble Co. (The)	139,204	23,106,472
Human Resource & Employment Services–0.60%
Paylocity Holding Corp.(b)	45,490	9,349,105
Independent Power Producers & Energy Traders–0.77%
Vistra Corp.	71,273	11,976,002
Industrial Machinery & Supplies & Components–1.47%
Lincoln Electric Holdings, Inc.	51,578	10,252,675
Parker-Hannifin Corp.	17,838	12,612,358
		22,865,033
Industrial REITs–1.20%
First Industrial Realty Trust, Inc.	347,553	18,555,855
Insurance Brokers–1.02%
Arthur J. Gallagher & Co.	52,429	15,824,121
Integrated Oil & Gas–1.71%
Chevron Corp.	123,206	18,381,103
Suncor Energy, Inc. (Canada)	215,673	8,100,678
		26,481,781
Integrated Telecommunication Services–0.64%
Verizon Communications, Inc.	251,439	9,904,182
Interactive Media & Services–7.56%
Alphabet, Inc., Class A	250,607	51,128,840
Meta Platforms, Inc., Class A	96,075	66,212,969
		117,341,809
Internet Services & Infrastructure–1.56%
MongoDB, Inc.(b)	42,105	11,508,139
See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Shares		Value
Internet Services & Infrastructure–(continued)
Snowflake, Inc., Class A(b)	69,928	$12,692,631
		24,200,770
Investment Banking & Brokerage–2.25%
Charles Schwab Corp. (The)	234,352	19,385,598
Raymond James Financial, Inc.	92,230	15,538,910
		34,924,508
Life Sciences Tools & Services–0.86%
Lonza Group AG (Switzerland)	21,012	13,323,543
Managed Health Care–1.72%
UnitedHealth Group, Inc.	49,273	26,730,110
Multi-line Insurance–1.02%
American International Group, Inc.	215,666	15,885,958
Multi-Utilities–0.82%
Ameren Corp.	135,798	12,792,172
Oil & Gas Exploration & Production–1.59%
ConocoPhillips	147,553	14,582,663
Expand Energy Corp.	98,596	10,017,354
		24,600,017
Passenger Ground Transportation–1.05%
Uber Technologies, Inc.(b)	242,936	16,240,272
Personal Care Products–0.71%
BellRing Brands, Inc.(b)	142,917	11,054,630
Pharmaceuticals–2.68%
Eli Lilly and Co.	36,844	29,883,432
Sanofi S.A., ADR	214,419	11,651,528
		41,534,960
Property & Casualty Insurance–0.50%
Hartford Financial Services Group, Inc. (The)	69,910	7,798,460
Retail REITs–0.54%
Kimco Realty Corp.	372,317	8,358,517
Semiconductor Materials & Equipment–0.76%
Applied Materials, Inc.	65,000	11,722,750
Semiconductors–9.87%
Broadcom, Inc.	168,529	37,290,412
NVIDIA Corp.	811,507	97,437,645
Texas Instruments, Inc.	99,708	18,407,094
		153,135,151
Single-Family Residential REITs–0.56%
American Homes 4 Rent, Class A	251,857	8,721,808
Shares		Value
Specialty Chemicals–0.52%
DuPont de Nemours, Inc.	104,696	$8,040,653
Steel–0.50%
ATI, Inc.(b)	135,193	7,718,168
Systems Software–8.44%
CrowdStrike Holdings, Inc., Class A(b)(c)	32,358	12,880,749
Microsoft Corp.	250,800	104,097,048
ServiceNow, Inc.(b)	13,680	13,931,438
		130,909,235
Technology Hardware, Storage & Peripherals–5.49%
Apple, Inc.	360,880	85,167,680
Tobacco–1.38%
Philip Morris International, Inc.	164,601	21,431,050
Transaction & Payment Processing Services–2.23%
Fiserv, Inc.(b)	58,724	12,686,733
Mastercard, Inc., Class A	39,552	21,968,367
		34,655,100
Total Common Stocks & Other Equity Interests (Cost $871,654,985)		1,517,959,730
Money Market Funds–2.15%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e)	11,653,141	11,653,141
Invesco Treasury Portfolio, Institutional Class, 4.29%(d)(e)	21,641,812	21,641,812
Total Money Market Funds (Cost $33,294,953)		33,294,953
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $904,949,938)		1,551,254,683
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.22%
Invesco Private Government Fund, 4.35%(d)(e)(f)	5,248,100	5,248,100
Invesco Private Prime Fund, 4.48%(d)(e)(f)	13,692,803	13,696,911
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,945,011)		18,945,011
TOTAL INVESTMENTS IN SECURITIES–101.22% (Cost $923,894,949)		1,570,199,694
OTHER ASSETS LESS LIABILITIES—(1.22)%		(18,871,966)
NET ASSETS–100.00%		$1,551,327,728
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,708,128	$25,224,125	$(18,279,112)	$-	$-	$11,653,141	$40,908
Invesco Treasury Portfolio, Institutional Class	8,743,931	46,844,804	(33,946,923)	-	-	21,641,812	75,272
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,159,491	65,181,046	(64,092,437)	-	-	5,248,100	87,404*
Invesco Private Prime Fund	15,532,136	154,612,695	(156,447,920)	336	(336)	13,696,911	234,937*
Total	$33,143,686	$291,862,670	$(272,766,392)	$336	$(336)	$52,239,964	$438,521

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,494,829,399	$23,130,331	$—	$1,517,959,730
Money Market Funds	33,294,953	18,945,011	—	52,239,964
Total Investments	$1,528,124,352	$42,075,342	$—	$1,570,199,694
Invesco Main Street All Cap Fund®